Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (87,126)	$ (98,714)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,547	1,422
Loss on sale of property and equipment, net	59	0
Noncash lease expense relating to operating lease right-of-use assets	1,406	1,338
Impairment of long-lived assets	9,988	0
Gain from early termination of right-of-use assets	(35)	0
Inventory write-downs, net of scrapped inventory	7,712	675
Loss on advances to suppliers	1,385	0
Change in fair value of convertible note and warrant liabilities	858	14
Realized loss on instrument-specific credit risk	46	0
Stock-based compensation	18,071	23,959
Convertible note issuance costs	0	474
Realized loss on redemption of marketable securities	0	77
Amortization of premiums and accretion of discounts on marketable securities, net of change in accrued interest	(211)	1,086
Expected credit losses	35	0
Changes in operating assets and liabilities:
Accounts receivable, net	451	3,605
Inventories, current and noncurrent, net	(2,459)	(2,634)
Prepaid and other current assets	2,279	(1,130)
Other noncurrent assets	284	527
Accounts payable	252	839
Accrued expenses and other current liabilities	(3,135)	85
Operating lease liabilities	(1,528)	(1,341)
Contract liabilities	(987)	(1,931)
Other noncurrent liabilities	383	0
Net cash used in operating activities	(50,725)	(71,649)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,951)	(4,200)
Proceeds from sale of property and equipment	283	0
Proceeds from redemptions and maturities of marketable securities	76,350	96,592
Purchases of marketable securities	(19,331)	(23,929)
Net cash provided by investing activities	55,351	68,463
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	455	1,174
Proceeds from the issuance of convertible note	0	9,850
Payments for convertible note redemptions	(6,235)	(874)
Payment of 2022 convertible note issuance costs	0	(324)
Taxes paid related to the net share settlement of equity awards	(1,445)	(4,621)
Proceeds from issuance of common stock under the Common Stock Purchase Agreements	136	2,891
Stock issuance costs related to the Common Stock Purchase Agreements	(3)	(29)
Proceeds from issuance of common stock through the Employee Stock Purchase Plan	334	0
Net cash provided by (used in) financing activities	(6,758)	8,067
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(2,132)	4,881
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	21,214	16,333
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	19,082	21,214
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	115	133
Cash paid for income taxes	16	20
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Purchases of property and equipment included in accounts payable and accrued liabilities	0	28
Operating lease right-of-use assets obtained in exchange for lease obligation	0	556
Operating lease liabilities extinguished upon early lease termination	335	0
Conversion of convertible notes and accrued interest into Class A common stock	3,338	600
Taxes related to net share settlement of equity awards included in accrued liabilities	0	4
Cumulative Effect, Period of Adoption, Adjustment [Member]
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for lease obligation	$ 0	$ 16,284